Segment Information (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Voyage revenues, net	$ 25,037	$ 169,488
Service revenues, net	0	725,805
Revenues	25,037	895,293
Income tax expense	(19)	(36,931)
Net loss	(115,923)	(1,460,451)
Total assets	237,557		$ 476,052
Drybulk Segment
Voyage revenues, net	15,223	64,609
Net loss	(64,963)	(201,210)
Total assets	121,941		250,877
Offshore Support Segment
Voyage revenues, net	9,769
Income tax expense	(19)
Net loss	(8,391)
Total assets	114,707		131,124
Tanker Segment
Voyage revenues, net	45	104,879
Net loss	(1,115)	(16,513)
Total assets	909		2,641
Drilling Segment
Service revenues, net		725,805
Income tax expense		(36,931)
Net loss	$ (41,454)	$ (1,242,728)
Total assets			$ 91,410